Financial gain (loss) - Narrative (Details) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure Of Financial Gain (Loss) [Line Items]
Gains on financial assets at fair value through profit or loss	€ 375	€ 462
Effect of exchange rate changes on cash and cash equivalents		1,785	€ (1,770)
United States of America, Dollars
Disclosure Of Financial Gain (Loss) [Line Items]
Effect of exchange rate changes on cash and cash equivalents		€ 1,083		€ (2,035)